Commitments and contingencies (Details) $ in Millions			1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2023 USD ($)	Jan. 01, 2019	Aug. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) game_title lawsuit	Sep. 30, 2024 USD ($)	Dec. 31, 2017 extension_option
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of game titles licensed under agreement | game_title				61
Royalty agreement, percentage of revenue for proprietary assets		7.50%				10.00%
Royalty agreement, percentage of revenue for third-party game asset types						15.00%
Royalty agreement, term						10 years
Royalty agreement, number of extension options | extension_option						2
Royalty agreement, extension term						5 years
Royalty expense				$ 2.1	$ 3.4
Number of lawsuits the company is a defendant of | lawsuit				4
Indemnification agreement, maximum limit of losses for every 12-month period				$ 5.0
SuprNation
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Performance-based incentive plan, term	18 months
Performance-based incentive plan, maximum employee amount	$ 6.5
Payment transferred into escrow	$ 5.5
Amount modified to be contingent upon employment			$ 4.2
Expense from cash-settled share-based payment transactions				$ 2.5	$ 5.0